Goodwill and Intangible Assets (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Schedule of Carrying Amount of Goodwill [Abstract]
Balance at beginning	$ 12,041	$ 12,041
Acquisitions
Balance at ending	$ 12,041	$ 12,041